Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$575,397.74	$575,397.74	$—	—	Apr-27
Class A-4 Notes	$150,730,000.00	$18,248,440.38	$132,481,559.62	0.878933	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$208,265,397.74	$18,823,838.12	$189,441,559.62

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$222,999,231.04	$203,121,561.70	0.100267
YSOC Amount	$9,986,139.24	$8,932,308.02
Adjusted Pool Balance	$213,013,091.80	$194,189,253.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$575,397.74	3.17000%	30/360	$1,520.01
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$208,265,397.74			$607,611.51

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$222,999,231.04	$203,121,561.70
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$213,013,091.80	$194,189,253.68
Number of Receivables Outstanding	34,413	32,935
Weighted Average Contract Rate	3.65%	3.65%
Weighted Average Remaining Term (months)	18.2	17.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$671,433.33
Principal Collections	$19,743,057.59
Liquidation Proceeds	$200,717.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,615,208.31
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,615,208.31

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$185,832.69	$185,832.69	$—	$—	$20,429,375.62
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,429,375.62
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,429,375.62
Interest - Class A-3 Notes	$1,520.01	$1,520.01	$—	$—	$20,427,855.61
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$20,010,835.94
First Allocation of Principal	$—	$—	$—	$—	$20,010,835.94
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$19,954,024.19
Second Allocation of Principal	$—	$—	$—	$—	$19,954,024.19
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$19,891,831.94
Third Allocation of Principal	$—	$—	$—	$—	$19,891,831.94
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$19,821,764.11
Fourth Allocation of Principal	$14,076,144.06	$14,076,144.06	$—	$—	$5,745,620.05
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,745,620.05
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$997,925.99
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$997,925.99
Remaining Funds to Certificates	$997,925.99	$997,925.99	$—	$—	$—
Total	$20,615,208.31	$20,615,208.31	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$9,986,139.24
Increase/(Decrease)	$(1,053,831.22)
Ending YSOC Amount	$8,932,308.02

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$213,013,091.80	$194,189,253.68
Note Balance	$208,265,397.74	$189,441,559.62
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	17	$134,611.75
Liquidation Proceeds of Defaulted Receivables[2]	0.10%	244	$200,717.39
Monthly Net Losses (Liquidation Proceeds)			$(66,105.64)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.52)%
Second Preceding Collection Period			(0.26)%
Preceding Collection Period			0.02%
Current Collection Period			(0.37)%
Four-Month Average Net Loss Ratio			(0.28)%
Cumulative Net Losses for All Periods			$4,962,911.72
Cumulative Net Loss Ratio			0.24%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.52%	116	$1,063,889.59
60-89 Days Delinquent	0.19%	43	$379,662.11
90-119 Days Delinquent	0.04%	12	$85,589.83
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.75%	171	$1,529,141.53

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$100,794.58
Total Repossessed Inventory		14	$163,947.15

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		55	$465,251.94
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.32%
Second Preceding Collection Period			0.31%
Preceding Collection Period			0.24%
Current Collection Period			0.23%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.31	0.15%	35	0.11%